Suppliers and other payables (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Interest on supplier finance arrangements	$ 134	$ 162
Foreign exchange gains	$ 4	$ 6